Contingencies (Narrative) (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 24, 2015	Jun. 25, 2014
Guarantor Obligations [Line Items]
Description of material contingencies	No material liabilities have been recorded as of June 25, 2014
Letters of Credit Outstanding, Amount	$ 32.1
Lease Guarantees And Secondary Obligations [Member]
Guarantor Obligations [Line Items]
Loss Contingency, Range of Possible Loss, Maximum	$ 98.9	$ 116.5